FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The Financial Accounting Standards Board's (FASB’s) guidance for fair value measurements establishes the authoritative definition of fair value, sets out a framework for measuring fair value and outlines the required disclosures regarding fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Plan management uses a three-tier fair value hierarchy based upon observable and non-observable inputs as follows:

•Level 1 – observable inputs such as quoted prices in active markets;
•Level 2 – inputs, other than the quoted prices in active markets, that are observable either directly or indirectly, including:
•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets in nonactive markets;
•Inputs other than quoted prices that are observable for the asset or liability;
•Inputs that are derived principally from or corroborated by other observable market data; and
•Level 3 – unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Outlined below are descriptions of the valuation methodologies used to measure assets at fair value. There have been no changes in the methodologies used as of December 31, 2025 compared with the prior year.

Mutual Funds – The fair value of mutual funds are determined by net asset value (NAV) of shares held by the Plan on the last trading day of the Plan year based on quoted market prices.

Collective Investment Trusts (CIT) –The Plan uses NAV per share of the funds provided by the Trustees of each respective fund as a practical expedient to estimate fair value. The practical expedient would not be used if it is determined to be probable that the fund would sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the fund, the trustee reserves the right to require 12 months’ notification in order to ensure that securities liquidations will be carried out in an orderly business manner. The fund's units are issued and redeemed daily at the constant NAV of $1 per unit.

Sleep Number Corporation Common Stock – Sleep Number Corporation common stock is valued at the quoted market price on the last trading day of the Plan year.

Self-Directed Brokerage Account – The fair value of the individual investments are valued at the NAV of shares held by the Plan on the last trading day of the Plan year based on quoted market prices.

The valuation methods described could result in fair values that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan Administrator believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables present, by level in the fair value hierarchy, the Plan’s investments at fair value:

December 31, 2025	Level 1	Level 2	Level 3	Total
Sleep Number Corporation common stock	$3,585,898	$—	$—	$3,585,898
Mutual funds	103,436,677	—	—	103,436,677
Self-directed brokerage account	5,240,445	—	—	5,240,445
Total investments in the fair-value hierarchy	$112,263,020	$—	$—	$112,263,020

Investments in Collective Trust funds at net asset value(1)				152,421,468

Total investments at fair value				$264,684,488

December 31, 2024	Level 1	Level 2	Level 3	Total
Sleep Number Corporation common stock	$4,632,030	$—	$—	$4,632,030
Mutual funds	103,377,443	—	—	103,377,443
Self-directed brokerage account	4,966,337	—	—	4,966,337
Total investments in the fair-value hierarchy	$112,975,810	$—	$—	$112,975,810

Investments in Collective Trust funds at net asset value(1)				138,982,873

Total investments at fair value				$251,958,683
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(1) In accordance with FASB Subtopic 820-10, certain investments that are measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.